Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 2,231	$ 1,762
Share-based compensation	1,324	826
Total	$ 3,555	$ 2,588